UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2005

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE NOTES - 0.1%
$1,245,000	Mueller Industries, Inc., Subordinated Notes, 6.000% due 11/1/14 (Cost - $1,245,000)	$1,238,775

SHARES
COMMON STOCK - 84.5%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.5%
101,800	Lear Corp.	3,703,484
440,400	Sauer-Danfoss, Inc.	7,825,908

		11,529,392

Diversified Consumer Services - 1.3%
257,750	Steiner Leisure Ltd. *	9,554,793

Hotels, Restaurants & Leisure - 1.3%
287,900	Benihana, Inc., Class A Shares *	4,116,970
332,400	O’Charleys, Inc. *	5,870,184

		9,987,154

Household Durables - 1.3%
244,700	Furniture Brands International, Inc.	5,287,967
127,800	Snap-on, Inc.	4,383,540

		9,671,507

Leisure Equipment & Products - 0.5%
105,000	Fairchild Corp., Class A Shares *	300,300
133,900	K2, Inc. *	1,697,852
160,900	Leapfrog Enterprises, Inc. *	1,818,170

		3,816,322

Multiline Retail - 2.6%
212,275	Dillard’s, Inc., Class A Shares	4,971,481
145,200	Neiman-Marcus Group, Inc., Class A Shares	14,072,784

		19,044,265

Specialty Retail - 3.6%
138,000	Buckle, Inc.	6,118,920
454,650	Cato Corp., Class A Shares	9,388,522
128,300	DEB Shops, Inc.	3,716,851
193,200	Linens ‘n Things, Inc. *	4,571,112
300,200	Pomeroy IT Solutions, Inc. *	3,041,026

		26,836,431

Textiles, Apparel & Luxury Goods - 1.2%
233,000	Timberland Co., Class A Shares *	9,021,760

	TOTAL CONSUMER DISCRETIONARY	99,461,624

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.8%
211,900	Performance Food Group Co. *	6,401,499

Food Products - 1.3%
888,900	Del Monte Foods Co. *	9,573,453

	TOTAL CONSUMER STAPLES	15,974,952

ENERGY - 6.7%
Energy Equipment & Services - 3.2%
236,087	National-Oilwell Varco, Inc. *	11,223,576
132,150	RPC, Inc.	2,235,978

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services (continued)
396,200	Todco, Class A Shares *	$10,170,454

		23,630,008

Oil, Gas & Consumable Fuels - 3.5%
289,100	Denbury Resources, Inc. *	11,497,507
132,256	Newfield Exploration Co. *	5,275,692
288,788	XTO Energy, Inc.	9,815,904

		26,589,103

	TOTAL ENERGY	50,219,111

FINANCIALS - 15.9%
Commercial Banks - 5.0%
96,700	AMCORE Financial, Inc.	2,889,396
73,700	BancTrust Financial Group, Inc.	1,439,361
132,200	Cullen/Frost Bankers, Inc.	6,299,330
264,000	First Charter Corp.	5,800,080
273,600	First State Bancorp	5,277,744
41,300	IBERIABANK Corp.	2,544,493
183,833	Pacific Capital Bancorp	6,816,528
141,570	Sterling Bancorp	3,022,519
4,000	Tompkins Trustco, Inc.	173,600
130,200	Umpqua Holdings Corp.	3,064,908

		37,327,959

Diversified Financial Services - 0.7%
123,600	Financial Federal Corp.	4,775,904
93,900	First Albany Cos., Inc.	559,644

		5,335,548

Insurance - 2.8%
317,100	CNA Surety Corp. *	4,708,935
219,100	Midland Co.	7,710,129
119,200	RLI Corp.	5,316,320
59,000	Triad Guaranty, Inc. *	2,973,010

		20,708,394

Real Estate - 4.8%
129,300	American Land Lease, Inc.	2,832,963
115,700	Cousins Properties, Inc.	3,422,406
90,700	Duke Realty Corp.	2,871,562
198,200	Equity One, Inc.	4,499,140
289,200	Host Marriott Corp.	5,061,000
176,900	LaSalle Hotel Properties	5,804,089
80,600	Liberty Property Trust	3,571,386
111,800	Pan Pacific Retail Properties, Inc.	7,421,284

		35,483,830

Thrifts & Mortgages - 2.6%
24,700	City Bank	766,194
130,600	Corus Bankshares, Inc.	7,246,994
95,200	Downey Financial Corp.	6,968,640
102,100	Webster Financial Corp.	4,767,049

		19,748,877

	TOTAL FINANCIALS	118,604,608

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.8%
314,100	National Dentex Corp. *	5,782,581

Health Care Providers & Services - 5.0%
239,800	AMERIGROUP Corp. *	9,639,960
237,200	Apria Healthcare Group, Inc. *	8,216,608
416,400	Cross Country Healthcare, Inc. *	7,078,800

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Health Care Providers & Services (continued)
278,500	Dendrite International, Inc. *	$3,843,300
316,300	RehabCare Group, Inc. *	8,454,699

		37,233,367

Pharmaceuticals - 0.8%
543,600	Bentley Pharmaceuticals, Inc. *	5,952,420

	TOTAL HEALTH CARE	48,968,368

INDUSTRIALS - 25.9%
Aerospace & Defense - 2.8%
139,400	DRS Technologies, Inc.	7,148,432
256,400	HEICO Corp., Class A Shares	4,620,328
161,500	Mercury Computer Systems, Inc. *	4,420,255
461,000	Orbital Sciences Corp. *	4,563,900

		20,752,915

Air Freight & Logistics - 0.1%
765,200	Stonepath Group, Inc. *	703,984

Airlines - 0.9%
386,900	SkyWest, Inc.	7,033,842

Building Products - 0.5%
368,300	Patrick Industries Inc. *	3,605,657

Commercial Services & Supplies - 5.8%
524,700	IKON Office Solutions, Inc.	4,989,897
134,000	John H. Harland Co.	5,092,000
30,800	Korn/Ferry International *	546,700
469,300	Labor Ready, Inc. *	10,939,383
135,500	Portfolio Recovery Associates, Inc. *	5,693,710
173,085	United Stationers, Inc. *	8,498,473
283,500	Watson Wyatt & Co. Holdings	7,266,105

		43,026,268

Construction & Engineering - 0.7%
111,300	EMCOR Group, Inc. *	5,442,570

Electrical Equipment - 1.2%
128,200	Roper Industries, Inc.	9,149,634

Machinery - 12.2%
254,800	Albany International Corp., Class A Shares	8,181,628
281,400	Crane Co.	7,400,820
106,800	Cummins, Inc.	7,968,348
120,000	Harsco Corp.	6,546,000
248,200	IDEX Corp.	9,583,002
259,900	Kaydon Corp.	7,238,215
136,800	Kennametal, Inc.	6,272,280
115,500	Lindsay Manufacturing Co.	2,723,490
173,500	Mueller Industries, Inc.	4,701,850
130,500	Navistar International Corp. *	4,176,000
247,900	Pentair, Inc.	10,612,599
81,000	Thomas Industries, Inc.	3,236,760
294,300	Timken Co.	6,798,330
266,000	Wabtec Corp.	5,713,680

		91,153,002

Marine - 0.8%
124,400	Kirby Corp. *	5,610,440

Road & Rail - 0.9%
201,000	Arkansas Best Corp.	6,393,810

	TOTAL INDUSTRIALS	192,872,122

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.7%
67,900	Bel Fuse, Inc., Class B Shares	$2,075,024
98,000	Black Box Corp.	3,469,200

		5,544,224

Computers & Peripherals - 1.1%
262,400	Electronics for Imaging, Inc. *	5,520,896
107,600	Rimage Corp. *	2,284,348

		7,805,244

Electronic Equipment & Instruments - 1.6%
100,600	Tech Data Corp. *	3,682,966
166,639	Tektronix, Inc.	3,877,690
367,400	Woodhead Industries, Inc.	4,632,914

		12,193,570

Internet Software & Services - 0.0%
54,700	RealNetworks, Inc. *	271,859

IT Services - 1.7%
423,500	MedQuist, Inc. *	5,632,550
262,700	Pegasus Solutions, Inc. *	2,929,105
290,800	Perot Systems Corp., Class A Shares *	4,135,176

		12,696,831

Semiconductors & Semiconductor Equipment - 0.6%
274,900	Exar Corp. *	4,093,261

Software - 1.8%
294,900	EPIQ Systems, Inc. *	4,824,564
170,700	McAfee, Inc. *	4,468,926
267,100	Micromuse, Inc. *	1,511,786
252,000	NetIQ Corp. *	2,860,200

		13,665,476

	TOTAL INFORMATION TECHNOLOGY	56,270,465

MATERIALS - 5.1%
Chemicals - 1.7%
215,300	A. Schulman, Inc.	3,851,717
7,000	Cabot Corp.	231,000
148,565	Lyondell Chemical Co.	3,925,087
255,500	Olin Corp.	4,660,320

		12,668,124

Containers & Packaging - 1.9%
139,600	AptarGroup, Inc.	7,091,680
682,700	Smurfit-Stone Container Corp. *	6,943,059

		14,034,739

Metals & Mining - 0.8%
329,400	Gibraltar Industries, Inc.	6,107,076

Paper & Forest Products - 0.7%
469,900	Pope & Talbot, Inc.	5,215,890

	TOTAL MATERIALS	38,025,829

UTILITIES - 1.4%
Electric Utilities - 0.3%
50,100	MGE Energy, Inc.	1,822,638

Gas Utilities - 1.1%
86,100	New Jersey Resources Corp.	4,154,325

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Gas Utilities (continued)
107,100	Northwest Natural Gas Co.	$4,095,504

		8,249,829

	TOTAL UTILITIES	10,072,467

	TOTAL COMMON STOCK (Cost - $456,245,763)	630,469,546

INVESTMENT COMPANIES - 6.3%
138,100	iShares Nasdaq Biotechnology Index Fund *	9,376,990
587,400	iShares Russell 2000 Value Index Fund	37,769,820

	TOTAL INVESTMENT COMPANIES (Cost - $45,581,194)	47,146,810

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $503,071,957)	678,855,131

FACE AMOUNT
SHORT-TERM INVESTMENT - 9.7%
Repurchase Agreement - 9.7%
$72,259,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, Inc., 3.350% due 7/1/05, Proceeds at maturity - $72,265,724; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value-$73,704,230) (Cost - $72,259,000)	72,259,000

	TOTAL INVESTMENTS - 100.6% (Cost - $575,330,957#)	751,114,131

	Liabilities in Excess of Other Assets - (0.6)%	(4,745,031)
	TOTAL NET ASSETS - 100.0%	$746,369,100

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Value Fund (the “Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$188,891,909
Gross unrealized depreciation	(13,108,735)

Net unrealized appreciation	$175,783,174

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2005